Organization and Business (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Principal Transaction Revenue [Line Items]
Number of Reportable Segments	4
Evofem [Member]
Principal Transaction Revenue [Line Items]
Investment Owned, at Cost	$ 60.0